RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF RIGHT OF USE ASSETS TO THE LEASE OF OFFICE SPACE

	Offices	Total
Cost
Balance, January 1, 2021	66,912	66,912
Translation differences	-	-
Balance, December 31, 2021	66,912	66,912
Translation differences	-	-
Balance, December 31, 2022	$66,912	$66,912

Accumulated depreciation
Balance, January 31, 2021	50,184	50,184
Depreciation	16,361	16,361
Translation differences	367	367
Balance, December 31, 2021	66,912	66,912
Depreciation	-	-
Translation differences	-	-
Balance, December 31, 2022	$66,912	$66,912
Net book value
At December 31, 2021	$-	$-
At December 31, 2022	$-	$-